UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3762

Smith Barney Aggressive Growth Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: November 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.

FORM N-Q

NOVEMBER 30, 2005

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.

Schedule of Investments (unaudited)	November 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 12.5%
Media - 12.2%
7,750,000	Cablevision Systems Corp., New York Group, Class A Shares*	$183,365,000
1,394,000	Comcast Corp., Class A Shares*	36,801,600
11,500,000	Comcast Corp., Special Class A Shares*	299,460,000
1,700,000	Discovery Holding Co., Class A Shares*	26,537,000
850,000	Liberty Global Inc., Series A Shares*	18,963,500
850,000	Liberty Global Inc., Series C Shares*	17,654,500
17,000,000	Liberty Media Corp., Class A Shares*	130,560,000
14,350,000	Time Warner Inc.	258,013,000
1,736,000	Viacom Inc., Class B Shares	57,982,400
5,500,000	Walt Disney Co.	137,115,000
1,100,000	World Wrestling Entertainment Inc.	14,861,000

	Total Media	1,181,313,000

Specialty Retail - 0.3%
2,907,200	Charming Shoppes Inc.*	34,159,600

	TOTAL CONSUMER DISCRETIONARY	1,215,472,600

ENERGY - 14.3%
Energy Equipment & Services - 7.2%
1,447,500	Core Laboratories NV*	52,833,750
5,099,700	Grant Prideco Inc.*	195,777,483
6,400,000	Weatherford International Ltd.*	444,864,000

	Total Energy Equipment & Services	693,475,233

Oil, Gas & Consumable Fuels - 7.1%
7,600,000	Anadarko Petroleum Corp.	688,636,000
55,930	Bill Barrett Corp.*	2,195,252

	Total Oil, Gas & Consumable Fuels	690,831,252

	TOTAL ENERGY	1,384,306,485

EXCHANGE TRADED - 1.2%
2,800,000	Nasdaq-100 Index Tracking Stock	115,500,000

FINANCIALS - 14.5%
Capital Markets - 12.0%
1,160,800	Cohen & Steers Inc.	21,231,032
30,000	Goldman Sachs Group Inc.	3,868,800
6,738,998	Lehman Brothers Holdings Inc.	849,113,748
4,400,000	Merrill Lynch & Co. Inc.	292,248,000

	Total Capital Markets	1,166,461,580

Diversified Financial Services - 0.5%
897,100	CIT Group Inc.	44,406,450

Insurance - 0.0%
27,637	National Financial Partners Corp.	1,406,447

Thrifts & Mortgage Finance - 2.0%
4,500,000	Astoria Financial Corp.	127,260,000
4,300,000	New York Community Bancorp Inc.	71,595,000

	Total Thrifts & Mortgage Finance	198,855,000

	TOTAL FINANCIALS	1,411,129,477

HEALTH CARE - 37.4%
Biotechnology - 19.8%
200,000	Albany Molecular Research Inc.*	2,448,000
1,550,000	Alkermes Inc.*	28,179,000
6,090,200	Amgen Inc.*	492,879,886
599,500	AP Pharma, Inc.*	863,280
7,000,000	Biogen Idec Inc.*	299,670,000

See Notes to Schedule of Investments.

1

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
Biotechnology - 19.8% (continued)
1,732,725	CancerVax Corp.*	$2,408,488
7,350,000	Chiron Corp.*	325,605,000
300,000	Corgentech Inc.*	684,000
532,000	Genentech Inc.*	50,869,840
5,946,811	Genzyme Corp.*	442,085,930
4,600,000	ImClone Systems Inc.*	149,086,000
1,050,000	Isis Pharmaceuticals Inc.*	5,323,500
6,040,000	Millennium Pharmaceuticals Inc.*	63,480,400
880,000	Nabi Biopharmaceuticals*	2,824,800
750,000	Nanogen Inc.*	2,115,000
1,900,000	Vertex Pharmaceuticals Inc.*	48,450,000
620,665	ViaCell Inc.*	3,761,230

	Total Biotechnology	1,920,734,354

Health Care Equipment & Supplies - 0.6%
864,400	Biosite Inc.*	50,982,312
200,000	Bioveris Corp.*	952,000
87,500	Cytyc Corp.*	2,407,125

	Total Health Care Equipment & Supplies	54,341,437

Health Care Providers & Services - 10.5%
17,027,600	UnitedHealth Group Inc.	1,019,272,136

Pharmaceuticals - 6.5%
8,000,000	Forest Laboratories Inc.*	312,560,000
2,156,000	Johnson & Johnson	133,133,000
5,150,000	King Pharmaceuticals Inc.*	81,009,500
768,303	Pfizer Inc.	16,288,024
800,520	Teva Pharmaceutical Industries Ltd., Sponsored ADR	32,725,257
3,600,000	Valeant Pharmaceuticals International	59,328,000

	Total Pharmaceuticals	635,043,781

	TOTAL HEALTH CARE	3,629,391,708

INDUSTRIALS - 6.2%
Aerospace & Defense - 2.5%
3,179,475	L-3 Communications Holdings Inc.	236,870,887

Industrial Conglomerates - 2.9%
9,950,000	Tyco International Ltd.	283,774,000

Machinery - 0.8%
2,790,500	Pall Corp.	77,464,280

	TOTAL INDUSTRIALS	598,109,167

INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 2.7%
3,175,000	C-COR Inc.*	18,002,250
7,500,000	Motorola Inc.	180,675,000
675,072	Nokia Oyj	11,540,699
2,924,928	Nokia Oyj, Sponsored ADR	49,957,770

	Total Communications Equipment	260,175,719

Computers & Peripherals - 2.3%
350,000	LaserCard Corp.*	3,710,000
8,595,000	Maxtor Corp.*	34,895,700
6,150,000	Quantum Corp.*	18,388,500
3,300,000	SanDisk Corp.*	168,498,000

	Total Computers & Peripherals	225,492,200

Electronic Equipment & Instruments - 0.1%
26,445	Cogent Inc.*	624,631
689,000	Excel Technology Inc.*	16,563,560

	Total Electronic Equipment & Instruments	17,188,191

See Notes to Schedule of Investments.

2

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 6.8%
3,000,000	Broadcom Corp., Class A Shares*	$139,620,000
1,050,000	Cabot Microelectronics Corp.*	32,476,500
3,720,000	Cirrus Logic Inc.*	28,123,200
1,000,000	Cree Inc.*	26,830,000
1,270,000	DSP Group Inc.*	33,020,000
828,112	Freescale Semiconductor Inc., Class B Shares*	21,365,290
3,280,000	Intel Corp.	87,510,400
14,000,000	Micron Technology Inc.*	199,640,000
4,000,000	RF Micro Devices Inc.*	22,720,000
630,000	Standard Microsystems Corp.*	18,837,000
3,300,000	Teradyne Inc.*	48,279,000

	Total Semiconductors & Semiconductor Equipment	658,421,390

Software - 1.3%
1,100,000	Advent Software Inc.*	31,504,000
1,350,000	Autodesk Inc.	56,322,000
680,800	Microsoft Corp.	18,864,968
785,500	RSA Security Inc.*	10,211,500
650,000	Verity Inc.*	8,567,000

	Total Software	125,469,468

	TOTAL INFORMATION TECHNOLOGY	1,286,746,968

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $6,469,833,719)	9,640,656,405

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.7%
Repurchase Agreement - 0.7%
$67,403,000	Interest in $611,401,000 joint tri-party repurchase agreement dated 11/30/05 with Banc of America Securities LLC, 4.020% due 12/1/05, Proceeds at maturity - $67,410,527; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.000% due 12/30/05 to 9/12/30; Market value - $68,751,162) (Cost - $67,403,000)	67,403,000

	TOTAL INVESTMENTS - 100.0% (Cost - $6,537,236,719#)	9,708,059,405
	Other Assets in Excess of Liabilities - 0.0%	3,460,675

	TOTAL NET ASSETS - 100.0%	$9,711,520,080

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Aggressive Growth Fund Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,271,378,260
Gross unrealized depreciation	$(1,100,555,574)

Net unrealized appreciation	$3,170,822,686

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Aggressive Growth Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 30, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	January 30, 2006